Parametric
International Equity Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.0%
Security	Shares	Value
Australia — 8.4%
Ampol Ltd.	11,443	$ 173,753
ANZ Group Holdings Ltd.	18,300	349,937
Arena REIT	22,967	54,694
Aristocrat Leisure Ltd.	7,100	303,234
ASX Ltd.	3,000	135,846
Atlas Arteria Ltd.	59,800	198,079
AUB Group Ltd.	4,900	100,055
Audinate Group Ltd.(1)(2)	4,800	18,843
Aussie Broadband Ltd.(2)	17,100	44,924
Bank of Queensland Ltd.(2)	20,600	98,403
Beach Energy Ltd.	56,500	42,529
Bendigo & Adelaide Bank Ltd.	16,600	118,754
BHP Group Ltd.	41,644	992,529
Brambles Ltd.	47,565	625,083
Brickworks Ltd.	3,200	51,547
BWP Trust(2)	58,794	134,804
Capricorn Metals Ltd.(1)	8,400	49,698
CAR Group Ltd.	32,100	685,152
Catapult Group International Ltd.(1)	15,400	40,330
Centuria Industrial REIT	53,000	99,816
Charter Hall Long Wale REIT(2)	64,500	158,457
Charter Hall Retail REIT	51,500	123,014
Codan Ltd.	27,550	277,493
Coles Group Ltd.	79,259	1,076,322
Computershare Ltd.	21,800	569,665
CSL Ltd.	11,495	1,845,096
Data#3 Ltd.	37,500	174,641
Dexus(2)	27,000	129,968
Dicker Data Ltd.(2)	5,600	30,257
Dyno Nobel Ltd.	101,800	147,773
Emerald Resources NL(1)	13,900	35,692
EVT Ltd.(2)	8,600	77,420
G8 Education Ltd.	275,700	221,670
Gold Road Resources Ltd.	23,100	44,817
GPT Group	41,100	121,835
Hansen Technologies Ltd.(2)	66,850	231,973
HomeCo Daily Needs REIT(3)	112,600	88,276
Infomedia Ltd.	61,241	48,607
Integral Diagnostics Ltd.	204,713	316,578
IPH Ltd.	35,800	104,567
IRESS Ltd.	29,684	151,162
Lendlease Corp. Ltd.	14,100	47,510
Lottery Corp. Ltd.	144,400	481,217
Macquarie Technology Group Ltd.(1)	2,491	94,783
Security	Shares	Value
Australia (continued)
McMillan Shakespeare Ltd.	8,300	$ 81,319
Medibank Pvt Ltd.	61,500	182,946
Mirvac Group	135,000	196,918
National Australia Bank Ltd.	17,700	408,705
National Storage REIT(2)	86,600	127,338
New Hope Corp. Ltd.	34,700	81,401
NEXTDC Ltd.(1)(2)	50,728	385,144
Nine Entertainment Co. Holdings Ltd.	74,200	68,001
Northern Star Resources Ltd.	11,200	137,577
Orica Ltd.	16,899	175,409
Origin Energy Ltd.	201,400	1,372,743
Orora Ltd.(2)	116,205	134,638
Perseus Mining Ltd.	34,500	73,941
QBE Insurance Group Ltd.	14,900	205,917
Qoria Ltd.(1)(2)	100,031	25,216
Ramelius Resources Ltd.(2)	20,000	33,656
Region RE Ltd.(2)	118,852	176,165
Rio Tinto Ltd.(2)	3,900	291,787
RPMGlobal Holdings Ltd.(1)	16,600	29,285
Santos Ltd.	134,225	516,010
Scentre Group	128,061	296,684
SiteMinder Ltd.(1)(2)	15,800	41,689
SmartGroup Corp. Ltd.	22,100	110,828
Steadfast Group Ltd.	26,700	100,335
Stockland	76,600	269,190
Suncorp Group Ltd.	11,064	143,877
Superloop Ltd.(1)	44,200	70,687
Technology One Ltd.	25,988	501,625
Telstra Group Ltd.	327,873	946,273
TPG Telecom Ltd.(2)	117,963	381,972
Transurban Group	72,529	653,586
Tuas Ltd.(1)	16,600	59,948
Vicinity Ltd.	140,600	212,637
Viva Energy Group Ltd.(4)	41,423	45,546
Washington H Soul Pattinson & Co. Ltd.(2)	5,700	135,675
Waypoint REIT Ltd.	90,348	147,961
Weebit Nano Ltd.(1)	52,100	59,037
Wesfarmers Ltd.	25,285	1,266,684
Westpac Banking Corp.	20,000	419,703
Whitehaven Coal Ltd.	41,461	132,623
Woodside Energy Group Ltd.(2)	72,489	944,904
Woolworths Group Ltd.	64,996	1,311,790
Yancoal Australia Ltd.	27,200	86,732
		$ 23,960,905

Parametric
International Equity Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Austria — 1.1%
ANDRITZ AG	5,238	$ 376,401
AT&S Austria Technologie & Systemtechnik AG(1)	7,620	123,396
CA Immobilien Anlagen AG	10,552	285,672
DO & Co. AG(1)	400	63,895
Erste Group Bank AG	5,066	343,078
Kontron AG	10,870	264,142
Lenzing AG(1)	2,826	88,877
OMV AG	9,392	485,601
PIERER Mobility AG(1)	2,000	27,864
RHI Magnesita NV	2,727	113,896
Telekom Austria AG	13,734	145,084
UNIQA Insurance Group AG	6,453	74,775
Verbund AG	5,763	442,892
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,599	76,052
voestalpine AG	7,846	206,758
		$ 3,118,383
Belgium — 2.1%
Ackermans & van Haaren NV	3,192	$ 780,723
Aedifica SA(2)	3,279	262,865
Ageas SA	4,531	284,167
Anheuser-Busch InBev SA	10,233	674,446
Argenx SE(1)	700	452,514
Barco NV(2)	7,371	100,856
Bekaert SA	5,034	194,244
bpost SA(2)	22,899	36,723
Care Property Invest NV(2)	5,421	82,447
Cofinimmo SA	3,041	243,156
Colruyt Group NV(2)	750	36,066
D'ieteren Group	2,159	431,154
Elia Group SA	4,534	491,574
EVS Broadcast Equipment SA	1,534	64,169
Gimv NV	1,766	79,522
KBC Group NV	4,874	449,426
Melexis NV(2)	2,433	146,001
Montea NV	2,063	149,783
Ontex Group NV(1)(2)	6,742	55,347
Proximus SADP(2)	24,744	190,049
Retail Estates NV	1,203	88,202
Solvay SA(2)	7,300	276,251
Tessenderlo Group SA(2)	4,338	128,397
Umicore SA(2)	24,200	219,979
		$ 5,918,061
Denmark — 4.1%
AP Moller - Maersk AS, Class A	140	$ 239,269
Security	Shares	Value
Denmark (continued)
AP Moller - Maersk AS, Class B	162	$ 278,945
Better Collective AS(1)(2)	2,529	33,284
Carlsberg AS, Class B	10,273	1,399,734
Coloplast AS, Class B	951	107,618
D/S Norden AS	3,400	92,589
Danske Bank AS	34,700	1,217,538
DSV AS	2,940	623,162
Genmab AS(1)	561	118,954
H Lundbeck AS	28,300	135,430
H&H International AS, Class B(1)	2,600	47,832
ISS AS	8,600	215,786
Matas AS	7,900	163,050
Netcompany Group AS(1)(4)	3,200	144,460
Novo Nordisk AS, Class B	25,280	1,690,259
Novonesis (Novozymes), Class B	29,190	1,896,104
Orsted AS(1)(4)	17,001	676,520
Pandora AS	8,216	1,223,057
Per Aarsleff Holding AS	2,300	185,314
Royal Unibrew AS	700	55,663
Scandinavian Tobacco Group AS(4)	22,650	329,684
TORM PLC, Class A(2)	4,016	66,931
Tryg AS	26,720	637,281
Vestas Wind Systems AS	6,200	82,660
		$ 11,661,124
Finland — 2.2%
Citycon OYJ(2)	9,400	$ 37,746
Elisa OYJ	12,949	690,803
Fortum OYJ	37,265	624,806
Harvia OYJ(3)	1,383	63,992
Kalmar OYJ, Class B	2,700	85,539
Kesko OYJ, Class B	28,587	656,324
Kojamo OYJ(1)	19,804	230,518
Kone OYJ, Class B	6,531	404,477
Marimekko OYJ	5,033	69,602
Neste OYJ(2)	43,877	455,151
Nokia OYJ	114,807	573,940
Nokian Renkaat OYJ(2)	9,531	75,817
Nordea Bank Abp	38,896	533,760
Orion OYJ, Class B(2)	10,341	647,466
Puuilo OYJ	6,142	87,465
Raisio OYJ, Class V	13,339	37,179
Sampo OYJ, Class A	5,533	55,433
Tokmanni Group Corp.(2)	17,136	270,369
UPM-Kymmene OYJ(2)	20,246	536,238

Parametric
International Equity Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Finland (continued)
Wartsila OYJ Abp	7,303	$ 134,933
YIT OYJ(1)(2)	23,700	69,169
		$ 6,340,727
France — 8.5%
Air Liquide SA	11,497	$ 2,362,383
Airbus SE	2,830	480,224
Altarea SCA	1,300	150,222
AXA SA	17,682	836,286
BNP Paribas SA	11,169	946,343
Bollore SE	91,945	568,719
Bouygues SA(2)	2,678	117,712
Bureau Veritas SA	4,620	146,653
Capgemini SE	5,859	935,403
Carmila SA(1)	8,071	175,444
Carrefour SA	14,850	229,042
Cie Generale des Etablissements Michelin SCA	11,380	416,118
Coface SA	7,761	159,075
Credit Agricole SA	16,869	316,405
Criteo SA ADR(1)	3,600	122,616
Danone SA	8,168	702,827
Dassault Aviation SA	500	180,283
Dassault Systemes SE	24,704	925,811
Edenred SE(2)	5,734	178,826
Eiffage SA	1,470	200,027
Engie SA(2)	107,930	2,230,733
Gecina SA	3,979	408,479
Getlink SE	5,600	106,334
JCDecaux SE(1)	7,003	121,882
Klepierre SA	15,002	549,121
La Francaise des Jeux SACA(4)	6,307	224,808
Legrand SA	943	103,635
L'Oreal SA(1)	2,492	1,101,129
LVMH Moet Hennessy Louis Vuitton SE	1,915	1,060,775
Mercialys SA(1)	14,557	194,876
Metropole Television SA(2)	7,508	117,972
Orange SA	79,946	1,159,860
Pernod Ricard SA	3,761	407,675
Quadient SA	6,076	115,012
Safran SA	1,353	360,060
Sanofi SA	20,482	2,240,563
Sodexo SA	3,323	210,933
Sopra Steria Group	793	162,596
SPIE SA	3,975	194,825
Television Francaise 1 SA(2)	5,397	51,571
Thales SA	642	179,838
Security	Shares	Value
France (continued)
TotalEnergies SE	37,869	$ 2,156,836
Ubisoft Entertainment SA(1)	4,751	55,978
Vinci SA	2,597	364,794
Vivendi SE	64,863	202,273
		$ 24,232,977
Germany — 8.5%
Allianz SE	4,251	$ 1,758,115
BASF SE(1)	20,281	1,035,740
Bayer AG	24,300	636,835
Bayerische Motoren Werke AG	5,320	451,229
Bayerische Motoren Werke AG, PFC Shares	2,129	171,803
Beiersdorf AG	7,279	1,025,596
Brenntag SE	2,200	146,925
Covestro AG(1)(4)	5,400	359,921
Daimler Truck Holding AG	2,900	116,512
Dermapharm Holding SE	2,400	104,845
Deutsche Boerse AG	2,920	940,514
Deutsche EuroShop AG	2,600	57,045
Deutsche Lufthansa AG	4,568	32,824
Deutsche Post AG	6,425	274,527
Deutsche Telekom AG	67,512	2,424,865
Deutsche Wohnen SE	7,330	186,276
Dr. Ing. h.c. F. Porsche AG, PFC Shares(4)	1,800	90,489
Draegerwerk AG & Co. KGaA	1,100	74,954
E.ON SE	133,253	2,330,540
Evonik Industries AG	8,400	188,772
Fielmann Group AG	3,671	208,604
Fraport AG Frankfurt Airport Services Worldwide(1)	800	53,017
Fresenius SE & Co. KGaA(1)	12,200	579,462
Friedrich Vorwerk Group SE	900	61,453
FUCHS SE	3,086	118,635
FUCHS SE, PFC Shares	3,077	154,289
GEA Group AG	1,446	94,337
Gerresheimer AG	1,700	115,341
Grand City Properties SA(1)	15,900	189,770
Hamborner REIT AG(1)	23,651	168,089
Hella GmbH & Co. KGaA(1)	1,200	120,617
Henkel AG & Co. KGaA, PFC Shares	12,548	974,557
HUGO BOSS AG	2,700	112,615
K&S AG	11,200	195,349
Knorr-Bremse AG	901	89,358
Mercedes-Benz Group AG	11,700	699,529
Merck KGaA	3,700	515,114
MTU Aero Engines AG	401	138,788
Puma SE	2,500	64,552

Parametric
International Equity Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Qiagen NV(1)	8,384	$ 359,805
Rheinmetall AG	350	596,068
RWE AG	7,900	306,790
SAP SE	7,600	2,223,674
Schott Pharma AG & Co. KGaA	6,894	194,427
Siemens AG	4,195	965,947
Symrise AG	3,800	438,260
TeamViewer SE(1)(4)	20,407	313,507
Volkswagen AG	700	78,145
Volkswagen AG, PFC Shares	3,506	381,489
Vonovia SE	47,443	1,573,689
		$ 24,493,604
Hong Kong — 4.2%
AIA Group Ltd.	134,200	$ 1,005,549
ASMPT Ltd.	41,700	280,536
Bank of East Asia Ltd.	105,200	144,644
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	103,000	111,809
BOC Hong Kong Holdings Ltd.	75,500	313,203
Cafe de Coral Holdings Ltd.	84,000	77,195
Canvest Environmental Protection Group Co. Ltd.(2)(3)	62,000	38,020
Cathay Pacific Airways Ltd.	112,000	128,695
Central New Energy Holding Group Ltd.(1)	85,000	117,227
China Sunshine Paper Holdings Co. Ltd.(1)	116,000	29,094
China Tobacco International HK Co. Ltd.(3)	32,000	102,963
China Traditional Chinese Medicine Holdings Co. Ltd.(1)	732,000	190,554
Chow Sang Sang Holdings International Ltd.	101,000	98,982
CK Asset Holdings Ltd.	87,500	357,469
CK Hutchison Holdings Ltd.	110,500	623,118
CLP Holdings Ltd.	93,000	792,978
C-Mer Medical Holdings Ltd.(1)(3)	274,000	59,647
Cowell e Holdings, Inc.(1)(2)	29,000	83,340
CTF Services Ltd.	78,000	73,867
DFI Retail Group Holdings Ltd.	66,100	166,846
First Pacific Co. Ltd.	390,000	262,418
Galaxy Entertainment Group Ltd.	129,000	465,896
Hang Seng Bank Ltd.	20,600	287,551
HK Electric Investments & HK Electric Investments Ltd.(3)	408,000	284,128
HKT Trust & HKT Ltd.	836,000	1,189,611
Hongkong Land Holdings Ltd.	65,500	320,557
Jardine Matheson Holdings Ltd.	9,700	431,020
Johnson Electric Holdings Ltd.	49,500	90,179
Luk Fook Holdings International Ltd.(2)	49,000	106,923
Man Wah Holdings Ltd.	86,800	46,129
MGM China Holdings Ltd.	52,000	67,388
PAX Global Technology Ltd.	137,000	82,500
Security	Shares	Value
Hong Kong (continued)
PCCW Ltd.	420,000	$ 279,995
Power Assets Holdings Ltd.	93,000	615,027
Realord Group Holdings Ltd.(1)	132,000	120,503
Shangri-La Asia Ltd.	200,000	112,029
Sino Land Co. Ltd.	262,000	269,257
SJM Holdings Ltd.(1)	153,000	42,683
Stella International Holdings Ltd.	64,500	115,472
Sun Hung Kai Properties Ltd.	61,000	578,671
SUNeVision Holdings Ltd.	158,000	132,106
Superb Summit International Group Ltd.(1)(2)(5)	230,000	0
Swire Pacific Ltd., Class A	23,500	203,220
Swire Pacific Ltd., Class B	97,500	134,195
Vitasoy International Holdings Ltd.	150,000	193,262
Viva Goods Co. Ltd.(2)	808,000	37,418
VSTECS Holdings Ltd.(2)	150,000	115,492
VTech Holdings Ltd.	28,900	194,155
Wharf Holdings Ltd.(2)	78,000	195,928
Wynn Macau Ltd.(2)	165,200	109,977
Yue Yuen Industrial Holdings Ltd.	69,500	99,781
		$ 11,979,207
Ireland — 2.0%
AIB Group PLC	35,978	$ 241,810
Avadel Pharmaceuticals PLC(1)	7,900	70,231
Bank of Ireland Group PLC	87,240	1,024,325
COSMO Pharmaceuticals NV	1,205	69,882
Dalata Hotel Group PLC	77,400	443,614
DCC PLC	16,123	1,053,765
Fineos Corp. Ltd. CDI(1)	41,347	57,615
Gambling.com Group Ltd.(1)	4,400	56,628
Glenveagh Properties PLC(1)(4)	264,247	495,265
ICON PLC(1)	5,655	856,393
Irish Residential Properties REIT PLC	115,074	133,104
Kenmare Resources PLC	9,500	51,826
Kerry Group PLC, Class A	11,828	1,252,132
Uniphar PLC	20,481	68,974
		$ 5,875,564
Israel — 2.0%
Airport City Ltd.(1)	6,041	$ 89,792
Amot Investments Ltd.	23,381	123,722
AudioCodes Ltd.	6,300	59,094
Azrieli Group Ltd.	1,666	121,292
Bank Hapoalim BM	17,060	250,246
Bet Shemesh Engines Holdings 1997 Ltd.(1)	500	66,916
Bezeq The Israeli Telecommunication Corp. Ltd.	224,170	340,881

Parametric
International Equity Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Israel (continued)
Big Shopping Centers Ltd.(1)	775	$ 113,159
Cellebrite DI Ltd.(1)	5,100	100,929
Check Point Software Technologies Ltd.(1)	664	145,788
Danel Adir Yeoshua Ltd.	300	32,423
Delek Automotive Systems Ltd.(1)	12,000	86,474
Delek Group Ltd.	1,299	207,235
Delta Galil Ltd.	2,040	96,193
Doral Group Renewable Energy Resources Ltd.(1)	13,600	45,268
El Al Israel Airlines(1)	21,400	65,409
Elbit Systems Ltd.	744	286,053
Energix-Renewable Energies Ltd.	46,700	138,307
Enlight Renewable Energy Ltd.(1)	13,551	219,483
Fattal Holdings 1998 Ltd.(1)	768	100,297
First International Bank of Israel Ltd.	600	32,955
Fox Wizel Ltd.	1,443	121,368
Global-e Online Ltd.(1)	1,200	43,092
Hilan Ltd.	1,546	98,705
ICL Group Ltd.	86,195	575,388
Inrom Construction Industries Ltd.	16,519	69,235
Israel Discount Bank Ltd., Class A	10,897	81,395
Menora Mivtachim Holdings Ltd.	670	35,488
Mivne Real Estate KD Ltd.	15,076	43,988
Mizrahi Tefahot Bank Ltd.	1,300	65,829
NICE Ltd.(1)	806	125,917
Oil Refineries Ltd.	364,104	91,417
OY Nofar Energy Ltd.(1)	2,800	65,536
Partner Communications Co. Ltd.	24,718	164,219
Phoenix Financial Ltd.	1,800	35,447
Plus500 Ltd.	3,094	126,830
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	900	68,860
Reit 1 Ltd.	11,324	58,844
Sella Capital Real Estate Ltd.	11,866	29,038
Shufersal Ltd.	24,734	231,581
Strauss Group Ltd.	7,300	165,219
Tadiran Group Ltd.	700	38,862
Tamar Petroleum Ltd.(4)	6,064	57,298
Teva Pharmaceutical Industries Ltd. ADR(1)	34,800	539,748
Tower Semiconductor Ltd.(1)	1,500	54,823
		$ 5,710,043
Italy — 4.3%
ACEA SpA	2,900	$ 68,129
Arnoldo Mondadori Editore SpA	40,000	97,356
Banca Popolare di Sondrio SpA	15,014	188,139
Banco BPM SpA	18,307	204,352
BFF Bank SpA(1)(4)	13,300	126,002
Security	Shares	Value
Italy (continued)
Bio On SpA(1)(2)(5)	12,900	$ 0
Brembo NV(2)	15,400	144,001
Buzzi SpA	7,310	383,066
Cementir Holding NV	9,771	160,201
Danieli & C Officine Meccaniche SpA	1,851	50,098
Danieli & C Officine Meccaniche SpA(2)	1,700	58,549
Davide Campari-Milano NV(2)	41,622	279,294
DiaSorin SpA	1,700	194,270
Enav SpA(4)	22,464	99,475
Enel SpA	113,167	981,042
Eni SpA	106,359	1,523,224
Ferrari NV	1,756	803,863
Fila SpA	5,500	71,655
Fincantieri SpA(1)	5,407	70,443
Generali(2)	10,553	385,688
Infrastrutture Wireless Italiane SpA(2)(4)	45,056	538,065
Intercos SpA(2)	4,800	72,250
Intesa Sanpaolo SpA	130,626	697,319
Leonardo SpA	12,576	653,805
Maire SpA	8,345	90,131
Pirelli & C SpA(4)	27,200	168,164
Poste Italiane SpA(4)	9,300	188,764
PRADA SpA(1)	21,900	136,740
Prysmian SpA(2)	9,084	499,004
RAI Way SpA(4)	40,393	276,669
Recordati Industria Chimica e Farmaceutica SpA	11,958	705,621
Reply SpA	400	71,412
Sesa SpA(2)	1,575	133,118
Snam SpA	40,957	235,072
STMicroelectronics NV(2)	43,034	978,478
Technogym SpA(4)	12,668	171,181
Technoprobe SpA(1)(2)	21,009	134,979
Terna - Rete Elettrica Nazionale	34,420	342,266
Unipol Assicurazioni SpA	13,700	245,733
Wiit SpA(2)	4,156	72,786
		$ 12,300,404
Japan — 12.7%
Activia Properties, Inc.	57	$ 136,678
ADEKA Corp.	3,900	70,305
Advance Residence Investment Corp.	90	92,737
Aeon Co. Ltd.(2)	9,700	286,840
AEON REIT Investment Corp.	134	117,274
AGC, Inc.	1,900	59,322
Air Water, Inc.	4,000	54,546
Aisin Corp.	4,800	60,966

Parametric
International Equity Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Alfresa Holdings Corp.	5,100	$ 76,990
Asahi Kasei Corp.	30,100	209,759
Astellas Pharma, Inc.	27,600	276,390
Azbil Corp.	15,600	134,336
Bandai Namco Holdings, Inc.	6,300	218,941
Bridgestone Corp.	4,300	179,805
Brother Industries Ltd.	7,500	131,802
Calbee, Inc.	3,000	60,344
Canon, Inc.	8,200	253,050
Central Japan Railway Co.	6,000	126,263
Chubu Electric Power Co., Inc.	35,000	454,486
Coca-Cola Bottlers Japan Holdings, Inc.	2,700	50,724
Comforia Residential REIT, Inc.	66	128,305
Concordia Financial Group Ltd.(2)	25,600	165,580
Cosmos Pharmaceutical Corp.	1,600	102,943
Dai Nippon Printing Co. Ltd.	3,900	54,361
Daiichi Sankyo Co. Ltd.	22,600	578,122
Daikin Industries Ltd.	1,500	170,885
Daito Trust Construction Co. Ltd.	1,200	133,604
Daiwa House Industry Co. Ltd.	12,800	463,141
Daiwa House REIT Investment Corp.	54	90,449
Daiwa Office Investment Corp.	70	149,975
Daiwa Securities Living Investments Corp.	168	106,073
Denka Co. Ltd.	7,700	105,081
Dentsu Group, Inc.	3,800	79,671
DIC Corp.	5,600	109,283
East Japan Railway Co.(2)	4,600	99,714
Eisai Co. Ltd.(2)	6,000	173,424
Electric Power Development Co. Ltd.	13,500	236,999
Ezaki Glico Co. Ltd.	1,500	49,489
FANUC Corp.	4,900	124,360
Frontier Real Estate Investment Corp.	177	98,262
FUJIFILM Holdings Corp.(2)	9,200	188,438
Fujitsu Ltd.	11,800	262,142
Fukuoka Financial Group, Inc.(2)	5,300	140,027
GLP J-Reit	179	154,396
Hamamatsu Photonics KK	7,200	66,579
Hankyu Hanshin Holdings, Inc.	2,000	57,044
Hikari Tsushin, Inc.	200	55,476
Hirose Electric Co. Ltd.	1,040	117,638
Hisamitsu Pharmaceutical Co., Inc.	4,700	142,612
Hokuriku Electric Power Co.(2)	23,100	118,714
Honda Motor Co. Ltd.	30,300	308,295
House Foods Group, Inc.	4,300	84,312
Hulic Reit, Inc.	127	129,996
Idemitsu Kosan Co. Ltd.	48,200	298,696
Security	Shares	Value
Japan (continued)
Industrial & Infrastructure Fund Investment Corp.	156	$ 127,618
Inpex Corp.	42,300	529,152
Isuzu Motors Ltd.(2)	8,700	117,001
Ito En Ltd.	3,200	76,558
ITOCHU Corp.	4,800	245,486
Iwatani Corp.	19,900	190,540
Japan Exchange Group, Inc.	15,600	173,562
Japan Hotel REIT Investment Corp.	127	62,803
Japan Logistics Fund, Inc.	213	139,295
Japan Metropolitan Fund Investment Corp.	214	142,584
Japan Petroleum Exploration Co. Ltd.	23,500	168,691
Japan Post Bank Co. Ltd.	17,100	175,821
Japan Post Holdings Co. Ltd.	19,400	188,573
Japan Post Insurance Co. Ltd.(2)	8,800	176,908
Japan Prime Realty Investment Corp.	52	128,423
Japan Real Estate Investment Corp.	123	97,614
JFE Holdings, Inc.	11,900	138,588
Kajima Corp.	5,200	124,164
Kaneka Corp.	4,200	102,645
Kansai Paint Co. Ltd.	8,900	134,152
Kao Corp.	6,900	295,469
Kawasaki Kisen Kaisha Ltd.	5,100	69,943
KDDI Corp.(2)	41,000	726,668
KDX Realty Investment Corp.(2)	126	131,212
Keio Corp.(2)	2,200	59,844
Keisei Electric Railway Co. Ltd.(2)	6,900	71,497
Kewpie Corp.	4,800	109,178
Keyence Corp.	1,400	585,328
Kintetsu Group Holdings Co. Ltd.	2,200	47,371
Kirin Holdings Co. Ltd.	11,200	169,419
Kobayashi Pharmaceutical Co. Ltd.	1,800	68,670
Kobe Bussan Co. Ltd.	3,800	116,128
Kobe Steel Ltd.(2)	13,300	155,981
Komatsu Ltd.	4,700	135,922
Konami Group Corp.	1,200	171,379
Kyocera Corp.	13,600	161,183
Kyoto Financial Group, Inc.(2)	9,600	164,779
Kyowa Kirin Co. Ltd.	9,500	148,339
LaSalle Logiport REIT	100	95,395
Lion Corp.	3,900	47,802
LY Corp.	43,800	165,653
Makita Corp.	1,200	35,093
Marui Group Co. Ltd.	6,800	135,357
Mebuki Financial Group, Inc.	32,600	159,288
Medipal Holdings Corp.	7,800	132,176
MEIJI Holdings Co. Ltd.(2)	6,000	147,521

Parametric
International Equity Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Mitsubishi Chemical Group Corp.	27,100	$ 131,748
Mitsubishi Corp.	13,200	250,623
Mitsubishi Electric Corp.	7,900	152,829
Mitsubishi Gas Chemical Co., Inc.	4,700	71,611
Mitsubishi HC Capital, Inc.(2)	21,500	152,094
Mitsui & Co. Ltd.	9,400	190,079
Mitsui Chemicals, Inc.	6,500	142,836
Mitsui Fudosan Logistics Park, Inc.	169	120,625
Mitsui OSK Lines Ltd.	2,200	73,268
Mizuho Financial Group, Inc.	15,680	392,041
Mori Hills REIT Investment Corp.	51	46,944
Morinaga Milk Industry Co. Ltd.	4,500	106,932
MS&AD Insurance Group Holdings, Inc.	6,100	138,652
Murata Manufacturing Co. Ltd.	12,800	182,356
NEC Corp.	10,000	243,428
NH Foods Ltd.	2,600	98,159
Nichirei Corp.	9,000	123,457
NIDEC Corp.(2)	3,700	65,754
Nihon Kohden Corp.	7,100	85,765
Nintendo Co. Ltd.	15,200	1,261,904
Nippon Accommodations Fund, Inc.	139	113,392
Nippon Building Fund, Inc.(2)	190	176,360
Nippon Express Holdings, Inc.	4,500	80,360
Nippon Kayaku Co. Ltd.	10,800	101,753
Nippon Paint Holdings Co. Ltd.	20,700	157,708
Nippon Paper Industries Co. Ltd.	10,000	77,316
Nippon Prologis REIT, Inc.	48	79,384
Nippon Shinyaku Co. Ltd.	4,300	110,873
Nippon Shokubai Co. Ltd.	6,900	80,862
Nippon Steel Corp.	17,500	368,335
Nippon Telegraph & Telephone Corp.	372,400	389,261
Nippon Yusen KK	3,000	98,019
Nissan Chemical Corp.	3,300	96,520
Nisshin Seifun Group, Inc.	6,000	77,410
Nissui Corp.	15,400	93,666
Nitori Holdings Co. Ltd.	1,300	154,680
NOF Corp.(2)	6,500	97,844
Nomura Real Estate Master Fund, Inc.	135	134,400
Nomura Research Institute Ltd.	4,000	151,470
NTT Data Group Corp.(2)	6,000	119,162
Obayashi Corp.	7,700	119,467
Obic Co. Ltd.	4,500	157,552
Odakyu Electric Railway Co. Ltd.	5,100	56,306
Oji Holdings Corp.	28,500	134,535
Olympus Corp.	14,200	186,062
Omron Corp.(2)	3,100	92,023
Security	Shares	Value
Japan (continued)
Ono Pharmaceutical Co. Ltd.	12,100	$ 139,282
Oracle Corp.	700	84,155
Oriental Land Co. Ltd.(2)	7,300	154,610
ORIX Corp.	10,800	216,648
Orix JREIT, Inc.	50	62,974
Osaka Gas Co. Ltd.	18,700	474,196
Otsuka Corp.	3,400	75,409
Otsuka Holdings Co. Ltd.	6,600	321,755
Pan Pacific International Holdings Corp.	4,600	141,622
Panasonic Holdings Corp.	8,800	100,900
Resona Holdings, Inc.	25,700	206,160
Ricoh Co. Ltd.(2)	12,100	127,269
Rinnai Corp.	5,100	114,232
Ryohin Keikaku Co. Ltd.	6,200	209,563
Santen Pharmaceutical Co. Ltd.	16,700	169,144
Sanwa Holdings Corp.	1,500	49,234
Sapporo Holdings Ltd.	2,200	122,174
Sawai Group Holdings Co. Ltd.	10,200	146,976
SCSK Corp.(2)	3,500	91,544
Secom Co. Ltd.	2,000	73,541
Seiko Epson Corp.	6,500	90,175
Sekisui Chemical Co. Ltd.	4,100	71,643
Sekisui House Ltd.	8,600	197,716
Sekisui House Reit, Inc.(2)	160	86,317
Seven & i Holdings Co. Ltd.	29,600	435,730
Seven Bank Ltd.	51,800	93,215
SG Holdings Co. Ltd.(2)	6,800	71,602
Shimadzu Corp.	4,900	125,427
Shimizu Corp.	7,600	81,191
Shionogi & Co. Ltd.	15,900	267,128
Shizuoka Financial Group, Inc.	14,100	156,687
SMC Corp.	200	64,728
SoftBank Corp.	411,300	622,398
Sompo Holdings, Inc.	8,000	262,169
Sony Group Corp.	19,900	525,017
Square Enix Holdings Co. Ltd.	4,300	248,639
Subaru Corp.	5,200	94,161
Sugi Holdings Co. Ltd.	3,900	81,923
Sumitomo Bakelite Co. Ltd.	2,900	67,428
Sumitomo Chemical Co. Ltd.	42,200	102,010
Sumitomo Corp.	6,000	146,498
Sumitomo Electric Industries Ltd.	4,300	69,116
Sumitomo Mitsui Trust Group, Inc.	7,800	192,962
Sundrug Co. Ltd.	3,000	99,967
Suntory Beverage & Food Ltd.(2)	3,600	125,787
Suzuken Co. Ltd.	2,600	93,932

Parametric
International Equity Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Sysmex Corp.	6,300	$ 116,948
T&D Holdings, Inc.	8,200	174,485
Taisei Corp.	1,300	70,489
Takara Holdings, Inc.	7,100	57,305
Takeda Pharmaceutical Co. Ltd.	18,600	562,624
Teijin Ltd.	12,200	102,293
TIS, Inc.	5,600	161,634
Tobu Railway Co. Ltd.	3,200	58,393
Toho Co. Ltd.	4,300	245,493
Toho Gas Co. Ltd.	6,100	182,468
Tokyo Gas Co. Ltd.	12,000	398,674
Tokyu Corp.	5,500	66,704
TOPPAN Holdings, Inc.	2,400	67,374
Toray Industries, Inc.	26,900	171,797
Tosoh Corp.	11,400	160,703
Toyo Seikan Group Holdings Ltd.	5,000	87,293
Toyota Industries Corp.(2)	700	82,092
Toyota Motor Corp.	46,700	891,943
Toyota Tsusho Corp.	2,800	55,644
Trend Micro, Inc.	1,900	136,326
Tsumura & Co.	2,100	63,149
Tsuruha Holdings, Inc.	1,300	104,571
UBE Corp.	4,500	66,022
Unicharm Corp.	20,000	185,703
USS Co. Ltd.	16,200	161,477
West Japan Railway Co.	4,900	103,076
Yakult Honsha Co. Ltd.	3,800	78,060
Yamaguchi Financial Group, Inc.	11,400	134,683
Yamaha Motor Co. Ltd.	13,500	106,025
Yamato Holdings Co. Ltd.(2)	6,600	93,705
Yamato Kogyo Co. Ltd.	2,200	131,007
Yamazaki Baking Co. Ltd.	5,700	136,450
Yaoko Co. Ltd.	1,600	107,164
Zeon Corp.	13,600	133,365
		$ 36,488,335
Netherlands — 4.4%
Argenx SE(1)	554	$ 358,133
ASM International NV	207	101,179
ASML Holding NV	1,756	1,175,540
ASR Nederland NV	5,490	346,412
DSM-Firmenich AG	10,982	1,193,009
Euronext NV(2)(4)	1,900	317,580
IMCD NV	2,062	274,206
ING Groep NV	31,600	613,650
JDE Peet's NV	20,205	489,141
Security	Shares	Value
Netherlands (continued)
Koninklijke Ahold Delhaize NV	25,312	$ 1,039,286
Koninklijke KPN NV	136,994	637,276
Koninklijke Philips NV	51,754	1,313,507
NN Group NV	4,872	298,753
NSI NV	4,268	104,529
OCI NV(1)	21,900	181,959
Pharvaris NV(1)(2)	6,500	120,120
Prosus NV	33,709	1,580,433
SBM Offshore NV	18,817	395,610
TKH Group NV(2)	5,085	200,909
Universal Music Group NV(2)	29,621	871,020
Wereldhave NV(1)	7,250	136,938
Wolters Kluwer NV	4,988	880,676
		$ 12,629,866
New Zealand — 1.0%
a2 Milk Co. Ltd.(2)	94,346	$ 491,134
Air New Zealand Ltd.	82,877	28,559
Auckland International Airport Ltd.	74,435	332,543
Channel Infrastructure NZ Ltd.(2)	33,547	37,872
Contact Energy Ltd.	37,705	198,629
Fisher & Paykel Healthcare Corp. Ltd.	13,537	273,082
Goodman Property Trust(2)	192,919	210,294
Infratil Ltd.	50,994	319,616
Mercury NZ Ltd.	33,700	111,828
SkyCity Entertainment Group Ltd.(1)	128,539	87,270
Spark New Zealand Ltd.	269,606	334,022
Summerset Group Holdings Ltd.(2)	7,000	44,795
Vulcan Steel Ltd.	20,400	96,490
Xero Ltd.(1)	3,430	361,224
		$ 2,927,358
Norway — 2.1%
Atea ASA	14,300	$ 195,655
Austevoll Seafood ASA	8,518	80,247
Bluenord ASA(1)	500	28,643
Bonheur ASA	1,383	32,024
DNB Bank ASA	19,054	476,314
Elmera Group ASA(1)(4)	22,088	78,733
Entra ASA(1)(4)	11,383	131,284
Equinor ASA	20,322	460,001
Europris ASA(4)	28,457	210,990
Frontline PLC	3,500	59,009
Gjensidige Forsikring ASA	5,644	132,063
Golden Ocean Group Ltd.	6,977	53,791
Grieg Seafood ASA	6,575	41,487

Parametric
International Equity Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Norway (continued)
Hoegh Autoliners ASA	7,528	$ 60,590
Kitron ASA	34,317	170,016
Kongsberg Gruppen ASA	2,439	392,944
Leroy Seafood Group ASA	13,317	58,370
LINK Mobility Group Holding ASA(1)	41,783	98,392
Mowi ASA	15,047	275,909
MPC Container Ships ASA	46,200	68,318
Norbit ASA	9,456	129,866
Norconsult Norge AS	14,300	64,625
Norsk Hydro ASA	67,340	357,199
Opera Ltd. ADR(2)	7,000	119,490
Orkla ASA	29,445	328,384
Pexip Holding ASA	33,700	128,092
PhotoCure ASA(1)	6,070	31,417
Rana Gruber ASA	7,300	51,966
Scatec ASA(1)(4)	15,637	119,336
SFL Corp. Ltd.(2)	5,400	44,388
SpareBank 1 SMN	3,200	58,073
Stolt-Nielsen Ltd.	2,502	56,175
Storebrand ASA	9,219	111,307
Telenor ASA	55,149	828,337
Var Energi ASA	30,986	85,203
Wallenius Wilhelmsen ASA	6,886	49,906
Wilh Wilhelmsen Holding ASA, Class A	794	29,589
Yara International ASA	9,914	321,745
		$ 6,019,878
Portugal — 1.1%
Banco Comercial Portugues SA, Class R	831,462	$ 531,802
CTT-Correios de Portugal SA	37,700	332,082
EDP SA	109,436	431,360
Galp Energia SGPS SA	26,866	416,256
Jeronimo Martins SGPS SA	19,821	479,715
Navigator Co. SA(2)	101,325	384,525
NOS SGPS SA	51,948	216,801
REN - Redes Energeticas Nacionais SGPS SA	34,700	113,891
Semapa-Sociedade de Investimento e Gestao	6,800	127,457
Sonae SGPS SA	59,000	74,926
		$ 3,108,815
Singapore — 4.2%
AIMS APAC REIT	64,500	$ 60,815
Aztech Global Ltd.(2)(3)	64,200	26,068
BW LPG Ltd.(4)	9,191	92,329
CapitaLand Ascendas REIT	128,200	261,228
CapitaLand Ascott Trust(2)	241,325	157,901
Security	Shares	Value
Singapore (continued)
CapitaLand China Trust	114,000	$ 60,187
ComfortDelGro Corp. Ltd.	222,300	260,797
Digital Core REIT Management Pte. Ltd.	106,200	53,127
ESR-REIT	44,080	74,282
Far East Hospitality Trust	123,700	51,634
First Resources Ltd.	99,500	115,120
Frasers Centrepoint Trust(2)	95,900	166,137
Frasers Logistics & Commercial Trust(2)(3)	166,700	114,346
Genting Singapore Ltd.(2)	817,500	463,577
Golden Agri-Resources Ltd.	821,201	150,955
Hutchison Port Holdings Trust	804,200	119,722
Jardine Cycle & Carriage Ltd.	11,400	226,424
Keppel DC REIT	126,600	209,453
Keppel Infrastructure Trust	614,300	188,313
Keppel Ltd.(2)	94,200	473,609
Keppel REIT	183,800	120,409
Mapletree Industrial Trust	111,310	172,183
Mapletree Logistics Trust(2)	228,600	196,717
Netlink NBN Trust(2)(3)	800,300	560,472
Oversea-Chinese Banking Corp. Ltd.	87,900	1,087,830
Parkway Life Real Estate Investment Trust	33,400	108,198
Raffles Medical Group Ltd.	135,800	105,133
SATS Ltd.	93,600	201,849
Sea Ltd. ADR(1)	1,473	197,456
Sembcorp Industries Ltd.	123,700	625,695
Sheng Siong Group Ltd.	133,000	179,195
Singapore Airlines Ltd.(2)	28,200	144,720
Singapore Exchange Ltd.	51,900	570,944
Singapore Post Ltd.	369,600	161,757
Singapore Technologies Engineering Ltd.	71,900	408,265
Singapore Telecommunications Ltd.	441,800	1,278,213
Starhill Global REIT	157,600	59,783
StarHub Ltd.	150,600	134,989
Suntec Real Estate Investment Trust(2)	154,500	136,217
United Overseas Bank Ltd.	31,200	828,636
Venture Corp. Ltd.	52,700	467,819
Wilmar International Ltd.	365,200	856,569
		$ 11,929,073
Spain — 4.3%
ACS Actividades de Construccion y Servicios SA	8,154	$ 510,887
Aena SME SA(4)	2,921	733,802
Almirall SA	12,320	136,700
Amadeus IT Group SA	1,377	108,388
Banco Bilbao Vizcaya Argentaria SA	48,709	668,484
Banco de Sabadell SA	67,706	197,551

Parametric
International Equity Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Spain (continued)
Bankinter SA	18,508	$ 215,599
CaixaBank SA	50,566	387,548
Construcciones y Auxiliar de Ferrocarriles SA	5,068	247,713
Ebro Foods SA(2)	3,700	72,270
Enagas SA(2)	6,200	96,669
Ence Energia y Celulosa SA(2)	32,310	104,195
Ercros SA	15,100	51,109
Faes Farma SA	28,635	139,041
Grifols SA(1)(2)	32,052	303,488
Iberdrola SA	73,910	1,332,291
Indra Sistemas SA	10,000	318,839
Industria de Diseno Textil SA(2)	28,079	1,509,948
Laboratorios Farmaceuticos Rovi SA	2,648	155,239
Logista Integral SA	7,021	240,036
Mapfre SA(2)	54,317	193,369
Merlin Properties Socimi SA(2)	47,151	534,705
Naturgy Energy Group SA	2,400	71,501
Redeia Corp. SA	9,878	207,144
Repsol SA	99,466	1,215,839
Telefonica SA(2)	339,102	1,742,049
Unicaja Banco SA(4)	101,024	192,557
Vidrala SA	2,922	318,492
Viscofan SA(2)	5,061	365,108
		$ 12,370,561
Sweden — 4.3%
AcadeMedia AB(4)	9,059	$ 74,544
Addnode Group AB(2)	10,600	91,257
Alfa Laval AB(2)	2,550	105,763
Alleima AB(2)	17,400	136,804
Arjo AB, Class B	29,560	99,028
Assa Abloy AB, Class B	5,910	179,392
Atrium Ljungberg AB, Class B(2)	25,000	88,523
Attendo AB(1)(4)	12,900	87,816
Betsson AB, Class B	7,176	125,502
Bilia AB, Class A	4,231	52,953
Billerud Aktiebolag	13,640	143,930
BioArctic AB(1)(2)(4)	4,804	97,682
BioGaia AB, Class B	9,303	99,033
Boliden AB(1)	11,700	358,488
Castellum AB(1)(2)	24,551	298,791
Catena AB(2)	3,278	154,316
Cibus Nordic Real Estate AB	5,400	93,459
Clas Ohlson AB, Class B	5,620	159,204
Dios Fastigheter AB	10,737	74,560
Dynavox Group AB(1)	16,800	152,116
Security	Shares	Value
Sweden (continued)
Epiroc AB, Class A(2)	5,326	$ 115,226
Essity AB, Class B	50,465	1,459,399
Evolution AB(1)(4)	6,163	426,939
Fabege AB(2)	17,418	148,798
Fortnox AB	22,200	201,019
Getinge AB, Class B	13,792	266,558
H & M Hennes & Mauritz AB, Class B(2)	17,796	257,874
HMS Networks AB(1)(2)	2,600	116,543
Holmen AB, Class B(2)	5,087	201,135
Hufvudstaden AB, Class A(2)	10,578	128,796
Industrivarden AB, Class A	3,900	137,054
Industrivarden AB, Class C(2)	4,000	140,467
Investment AB Latour, Class B(2)	1,900	51,275
Investor AB, Class A(2)	7,464	222,295
Lifco AB, Class B(2)	1,854	71,777
Loomis AB(2)	1,300	54,108
Medicover AB, Class B	5,000	124,771
Modern Times Group MTG AB, Class B(1)	5,100	61,104
New Wave Group AB, Class B	6,073	74,314
NP3 Fastigheter AB(2)	3,582	93,339
Pandox AB(2)	7,833	131,154
Paradox Interactive AB	2,100	41,329
Saab AB, Class B	3,529	164,326
Sagax AB, Class D	13,100	44,903
Scandic Hotels Group AB(4)	10,354	80,588
Securitas AB, Class B	6,891	109,200
Skandinaviska Enskilda Banken AB, Class A	18,600	295,139
Skanska AB, Class B(2)	3,000	69,710
SKF AB, Class B	2,833	55,531
SkiStar AB(2)	8,320	144,095
Spotify Technology SA(1)	1,818	1,116,216
Svenska Cellulosa AB SCA, Class B	30,266	391,356
Svenska Handelsbanken AB, Class A	19,865	260,029
Sweco AB, Class B	2,900	51,017
Swedbank AB, Class A	9,873	246,468
SwedenCare AB	13,100	52,257
Swedish Orphan Biovitrum AB(1)(2)	11,525	350,530
Tele2 AB, Class B	7,870	116,114
Telefonaktiebolaget LM Ericsson, Class B	76,427	645,608
Telia Co. AB	18,825	70,716
Trelleborg AB, Class B	1,319	45,481
Truecaller AB, Class B	18,400	138,468
Vimian Group AB(1)(2)	21,300	85,740
Vitec Software Group AB, Class B	2,300	105,089
Volvo AB, Class A	2,100	57,281
Volvo AB, Class B	7,718	209,802

Parametric
International Equity Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Wihlborgs Fastigheter AB(2)	19,608	$ 203,381
Xvivo Perfusion AB(1)(2)	2,100	69,362
		$ 12,376,842
Switzerland — 8.7%
Accelleron Industries AG	2,759	$ 148,115
Adecco Group AG(2)	5,221	135,883
ALSO Holding AG	744	227,222
Baloise Holding AG	1,305	290,327
Banque Cantonale Vaudoise(1)	2,024	249,109
Belimo Holding AG	229	194,573
BKW AG(1)	850	170,414
Bossard Holding AG, Class A	361	78,723
Bucher Industries AG	260	112,300
Cembra Money Bank AG	2,124	256,385
Cie Financiere Richemont SA, Class A	14,147	2,499,849
Daetwyler Holding AG	546	78,837
DKSH Holding AG	1,808	133,194
dormakaba Holding AG	131	110,506
EFG International AG	8,432	127,562
EMS-Chemie Holding AG	142	104,697
Flughafen Zurich AG	667	168,072
Forbo Holding AG	107	102,661
Galenica AG(4)	2,232	233,786
Geberit AG	764	529,238
Georg Fischer AG(2)	1,994	144,176
Givaudan SA	297	1,432,835
Helvetia Holding AG	1,420	313,249
Holcim AG	16,731	1,869,654
Huber & Suhner AG	1,404	123,542
Interroll Holding AG	37	81,201
Intershop Holding AG	936	153,575
Kardex Holding AG	296	74,569
Kuehne & Nagel International AG(2)	1,045	240,660
Landis & Gyr Group AG	4,090	263,057
Logitech International SA	9,240	702,148
Mobilezone Holding AG(2)	9,223	126,784
Nestle SA	34,215	3,641,755
Novartis AG	12,340	1,407,466
PSP Swiss Property AG	2,940	523,527
Roche Holding AG	827	287,694
Roche Holding AG Genussscheine	4,501	1,471,766
Schindler Holding AG	493	174,790
Schindler Holding AG PC	950	347,458
SFS Group AG(1)	1,424	192,490
SGS SA	2,771	270,619
Security	Shares	Value
Switzerland (continued)
SIG Group AG	7,938	$ 153,124
Softwareone Holding AG(1)(2)	28,254	195,580
Stadler Rail AG(2)	3,258	85,936
Swatch Group AG(2)	4,080	141,800
Swatch Group AG, Bearer Shares(2)	1,379	239,315
Swiss Life Holding AG	484	483,255
Swiss Prime Site AG	4,705	663,433
Swiss Re AG	3,637	652,857
Swisscom AG	1,623	1,082,351
Valiant Holding AG	1,485	218,708
Zurich Insurance Group AG	1,701	1,206,469
		$ 24,917,296
United Kingdom — 8.7%
Admiral Group PLC	5,900	$ 256,606
Assura PLC	337,900	218,511
AstraZeneca PLC	10,334	1,480,519
Auto Trader Group PLC(4)	47,169	529,937
Aviva PLC	36,323	272,146
B&M European Value Retail SA	40,600	182,594
Babcock International Group PLC	15,200	163,746
BAE Systems PLC	20,067	465,206
Balfour Beatty PLC	22,500	137,618
Berkeley Group Holdings PLC	2,382	132,781
Big Yellow Group PLC	12,297	165,553
Breedon Group PLC	33,909	195,086
British American Tobacco PLC	17,259	751,773
British Land Co. PLC	45,700	240,421
BT Group PLC(2)	270,642	628,148
Bunzl PLC	3,200	100,558
Bytes Technology Group PLC	16,300	110,842
Care Reit PLC(3)	29,900	42,992
Coats Group PLC	117,399	113,692
Compass Group PLC	21,163	713,507
Computacenter PLC	8,700	281,389
Croda International PLC	5,000	197,369
Custodian Property Income REIT PLC	31,500	33,263
Deliveroo PLC(1)(4)	60,900	138,293
Direct Line Insurance Group PLC	59,855	226,072
Dunelm Group PLC	8,100	118,950
Elementis PLC	77,300	129,928
Empiric Student Property PLC(2)	34,400	41,827
Endeavour Mining PLC(2)	9,200	247,045
Frasers Group PLC(1)(2)	11,900	105,220
GB Group PLC	20,500	67,184
Grafton Group PLC CDI	10,950	132,550

Parametric
International Equity Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Great Portland Estates PLC	23,683	$ 97,913
Greggs PLC	4,300	107,048
GSK PLC	31,400	621,177
Halma PLC	7,200	265,764
Hill & Smith PLC	6,500	156,262
Hiscox Ltd.	11,000	161,894
HSBC Holdings PLC	68,284	761,188
IG Group Holdings PLC	4,300	61,288
Intertek Group PLC	2,600	159,679
ITV PLC	333,397	359,333
Johnson Matthey PLC	9,541	164,272
Land Securities Group PLC	37,309	295,647
Lloyds Banking Group PLC	211,400	207,696
London Stock Exchange Group PLC	1,613	251,163
LondonMetric Property PLC	97,220	249,438
Man Group PLC	17,600	38,415
Manchester United PLC, Class A(1)(2)	13,718	188,485
National Grid PLC	109,465	1,580,029
NCC Group PLC	72,058	140,988
NewRiver REIT PLC	32,700	33,135
Next PLC	1,900	313,455
Pearson PLC	13,114	210,234
Picton Property Income Ltd.	37,100	37,686
Primary Health Properties PLC	125,322	171,502
PRS REIT PLC	65,035	100,623
Reckitt Benckiser Group PLC	7,700	497,008
RELX PLC	9,980	544,660
Rentokil Initial PLC	29,900	136,981
Rio Tinto PLC	15,279	910,467
Rolls-Royce Holdings PLC	43,500	440,327
Safestore Holdings PLC	17,049	143,494
Sage Group PLC	45,600	755,986
Schroder Real Estate Investment Trust Ltd.	49,100	34,669
Serco Group PLC	24,700	56,686
Severn Trent PLC	5,700	212,024
Shell PLC	61,203	1,975,128
Sirius Real Estate Ltd.(2)	85,974	105,867
Smiths Group PLC	4,900	122,106
Spectris PLC	6,900	184,715
Spirent Communications PLC(1)	80,123	197,547
SSE PLC	22,300	502,777
Supermarket Income REIT PLC	126,700	131,460
Target Healthcare REIT PLC	32,600	42,841
TP ICAP Group PLC	13,700	47,045
Unilever PLC	16,821	1,070,991
UNITE Group PLC	23,000	264,248
Security	Shares	Value
United Kingdom (continued)
United Utilities Group PLC	12,500	$ 187,930
Victrex PLC	12,500	138,750
Vodafone Group PLC	723,712	711,192
Warehouse REIT PLC(3)	29,400	42,343
Whitbread PLC	5,600	194,494
		$ 25,007,376
United States — 0.1%
CyberArk Software Ltd.(1)	300	$ 105,648
DHT Holdings, Inc.	3,000	32,070
Haleon PLC	23,719	119,351
		$ 257,069
Total Common Stocks (identified cost $221,715,630)		$283,623,468

Warrants — 0.0%
Security	Shares	Value
Italy — 0.0%
Webuild SpA, Exp. 8/2/30(1)(2)(5)	14,207	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 3.3%
Affiliated Fund — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(6)	108,039	$ 108,039
Total Affiliated Fund (identified cost $108,039)		$ 108,039

Securities Lending Collateral — 3.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(7)	9,298,785	$ 9,298,785
Total Securities Lending Collateral (identified cost $9,298,785)		$ 9,298,785
Total Short-Term Investments (identified cost $9,406,824)		$ 9,406,824

Parametric
International Equity Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Value
Total Investments — 102.3% (identified cost $231,122,454)	$293,030,292
Other Assets, Less Liabilities — (2.3)%	$ (6,491,868)
Net Assets — 100.0%	$286,538,424
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at April 30, 2025. The aggregate market value of securities on loan at April 30, 2025 was $29,845,923 and the total market value of the collateral received by the Fund was $31,428,695, comprised of cash of $9,298,785 and U.S. government and/or agencies securities of $22,129,910.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $1,423,247 or 0.5% of the Fund's net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $7,852,014 or 2.7% of the Fund's net assets.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2025.
(7)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.4%	$35,498,683
Industrials	11.8	33,677,173
Consumer Staples	10.1	28,983,840
Consumer Discretionary	9.8	27,968,884
Communication Services	9.3	26,779,383
Health Care	9.3	26,729,272
Materials	9.0	25,801,551
Information Technology	8.0	23,004,896
Real Estate	7.6	21,814,073
Utilities	7.1	20,207,642
Energy	4.6	13,158,071
Short-Term Investments	3.3	9,406,824
Total Investments	102.3%	$293,030,292
Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at April 30, 2025.
Affiliated Investments
At April 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $108,039, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$159,236	$21,734,132	$(21,785,329)	$ —	$ —	$108,039	$7,859	108,039
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Parametric
International Equity Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia	$ 197,456	$ 60,199,159	$0	$ 60,396,615
Australasia/Pacific	—	26,888,263	—	26,888,263
Developed Europe	2,694,567	187,389,217	0	190,083,784
Developed Middle East	888,651	4,821,392	—	5,710,043
North America	137,718	407,045	—	544,763
Total Common Stocks	$ 3,918,392	$279,705,076**	$0	$283,623,468
Warrants	$ —	$ —	$0	$ 0
Short-Term Investments:
Affiliated Fund	108,039	—	—	108,039
Securities Lending Collateral	9,298,785	—	—	9,298,785
Total Investments	$13,325,216	$279,705,076	$0	$293,030,292
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.